Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets:
Net operating loss carry forwards	$ 1,394,349	$ 996,177
Accrued expenses	27,184	39,516
Lease liabilities	641,646	169,375
Share of investee’s loss	27,125	27,078
Others	118,734	28,724
Valuation allowances	(935,005)	(1,009,596)
Total deferred tax assets	1,274,033	251,274
Deferred tax liabilities:
ROU assets	576,986	169,375
Intangible assets	378,344	117,781
Share of investee’s income		67,601
Total deferred tax liabilities	955,330	354,757
Net deferred tax assets	697,047	81,899
Net deferred tax liabilities	$ 378,344	$ 185,382